SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee Benefit Plans (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 14,895,498	¥ 15,038,804	¥ 14,870,527
Cost of revenues
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	7,161,205	6,780,226	5,989,994
Research and development
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	294,859	316,293	1,294,439
Sales and marketing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	4,033,438	4,199,996	3,775,110
General and administrative
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total expense due to employee benefit plans	¥ 3,405,996	¥ 3,742,289	¥ 3,810,984